Jul. 26, 2021
TOUCHSTONE FUNDS GROUP TRUST | Touchstone Active Bond Fund
Touchstone Active Bond Fund
TOUCHSTONE FUNDS GROUP TRUST

Touchstone Active Bond Fund
(the "Fund")

Supplement dated July 26, 2021 to the current Prospectus and Summary Prospectus for the Fund, as may be amended or supplemented from time to time

Operating Expense Reduction

Effective July 17, 2021, Touchstone Advisors, Inc. agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.63% of average daily net assets for Class C shares. This contractual expense limitation agreement will be effective through July 29, 2023. Prior to July 17, 2021, the Fund’s contractual expense limitation was 1.65% for Class C shares.

Accordingly, Footnote 2 to the Annual Fund Operating Expense table in the Summary Prospectus and in the summary section of the Prospectus is hereby updated to reflect the reduced contractual expense limitation for Class C shares of the Fund.

There are no changes to the current expense limitations for Class A, Class Y and Institutional Class shares of the Fund.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.